CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Share premium	Treasury shares	Free distributable reserves	Non-distributable reserves	Legal reserves	Currency translation adjustments	Other reserves	Retained earnings [1]	Total	Non-controlling interests	Total
Balance at Dec. 31, 2019	$ 160,022	$ 180,486	$ 0	$ 385,055	$ 1,351,883	$ 176	$ (392,101)	$ (1,324,887)	$ 403,255	$ 763,889	$ 434,725	$ 1,198,614
Income / (loss) for the year									(253,053)	(253,053)	(108,840)	(361,893)
Capital Increase	3,201	2,944	(6,145)	(6,145)	6,145
Share-based payments reserve								1,800		1,800		1,800
Other comprehensive income / (loss) for the year							(25,171)	(82)		(25,253)	(8,040)	(33,293)
Changes in non-controlling interests								2,027		2,027	(1,969)	58
Balance at Dec. 31, 2020	163,223	183,430	(6,145)	378,910	1,358,028	176	(417,272)	(1,321,142)	150,202	489,410	315,876	805,286
Income / (loss) for the year									(117,755)	(117,755)	(63,221)	(180,976)
Shareholders contributions											11,475	11,475
Transfer to legal reserve						905			(905)
Share-based payments reserve			1,373					(1,500)	1,147	1,020		1,020
Other comprehensive income / (loss) for the year							95,625	(2)		95,623	43,099	138,722
Changes in non-controlling interests								1,433		1,433	(3,352)	(1,919)
Balance at Dec. 31, 2021	163,223	183,430	(4,772)	378,910	1,358,028	1,081	(321,647)	(1,321,211)	32,689	469,731	303,877	773,608
Income / (loss) for the year									168,166	168,166	(2,531)	165,635
Shareholders contributions											24,170	24,170
Share-based payments reserve			172					157	338	667		667
Redemption of preferred shares											(182,336)	(182,336)
Other comprehensive income / (loss) for the year							70,502	347		70,849	21,158	92,007
Changes in non-controlling interests								6,682		6,682	(18,064)	(11,382)
Balance at Dec. 31, 2022	$ 163,223	$ 183,430	$ (4,600)	$ 378,910	$ 1,358,028	$ 1,081	$ (251,145)	$ (1,314,025)	$ 201,193	$ 716,095	$ 146,274	$ 862,369

[1]	Retained Earnings calculated according to Luxembourg Law are disclosed in Note 26.c.